Interest in Master Trust - Schedule of Net Investment Gain (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income and expenses:
Net appreciation in fair value of plan identified investments held by master trust	$ 597,491,112
Net investment income	998,049,143
Commingled Funds
Investment income and expenses:
Dividends	11,144,144
Interest	16,703,838
Expenses	(771,552)
Net investment income	465,553,496
Commingled Funds | Marsh & McLennan Companies 401(k) Savings & Investment Plan
Investment income and expenses:
Net investment income	386,029,994
Commingled Funds | MMA Plan
Investment income and expenses:
Net investment income	79,523,502
Marsh common stock
Investment income and expenses:
Net appreciation in fair value of plan identified investments held by master trust	(82,925,232)
Dividends	10,167,362	$ 10,077,957
Common collective trusts at fair value
Investment income and expenses:
Net appreciation in fair value of plan identified investments held by master trust	$ 521,402,298